Trade and other receivables - Summary of trade and other receivables, amounts falling due within one year (Detail) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Trade and receivables [Abstract]
Trade receivables (net of loss allowance)	£ 6,491.7	£ 6,600.5
Work in progress	343.8	254.0
VAT and sales taxes recoverable	398.8	350.3
Prepayments	295.0	215.3
Accrued income	3,516.4	3,435.7
Fair value of derivatives	2.2	2.5
Other debtors	668.2	504.0
Trade and other receivables	£ 11,716.1	£ 11,362.3